Offerings	Dec. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share (2)
Amount Registered | shares	11,292,615
Maximum Aggregate Offering Price	$ 8,131,247.43
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,122.93
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”).Pursuant to Rule 416 of the Securities Act, the shares of common stock registered hereby also includes an indeterminable number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants
Amount Registered | shares	8,833,635
Maximum Aggregate Offering Price	$ 685,490.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 94.67
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share (Warrant Shares) (2)
Amount Registered | shares	8,833,635
Maximum Aggregate Offering Price	$ 6,360,658.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 878.41
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”).Pursuant to Rule 416 of the Securities Act, the shares of common stock registered hereby also includes an indeterminable number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.